Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and other payables
13.
Trade and other payables

	As at	As at
	December 31, 2023	December 31, 2022
Trade payables and accrued expenses	450,638	498,777
Personnel accrued expenses	187,522	179,702
Dividend payable	33,776	30,289
	671,936	708,768

The Group’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 26.